Cost of sales (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of operating expenses

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Fees and compensation for services	44,912	67,209	55,813	10,956
Salaries and social security	12,593	10,943	7,353	1,515
Consumption of materials and repairs	11,181	17,062	9,694	4,028
Easements and tariffs	8,222	9,632	7,147	1,329
Employee benefits	3,867	2,836	1,421	270
Transportation	2,351	2,914	2,204	113
Others	4,892	3,835	2,613	156

Total operating expenses	88,018	114,431	86,245	18,367

Schedule of crude oil fluctuation

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018		Predecessor For the period from January 1, 2018 through April 3, 2018
Inventories of crude oil at the beginning of the period/year (Note 19)	3,032	2,722	2,201	(1)	1,468
Plus: Charges for the period/year
Incorporation of inventories for acquisition of companies (2)			1,762		—
Less: Inventories of crude oil at the end of the period/year (Note 19)	(6,127)	(3,032)	(2,722)		(2,201)

Total crude oil stock fluctuation	(3,095)	(310)	1,241		(733)

(1)	The inventory of crude oil acquired from PELSA for an amount of 2,201 are included in the inventories at the beginning of the period held by the Successor entity.
(2)	This amount includes the inventory of crude oil acquired from APCO and acquired from the 3.85%. There was no inventory acquired from JdM nor Medanito.